LONG-TERM DEBT AND CREDIT AGREEMENTS - Schedule of Long-Term Debt and Credit Agreements (Details) € in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 01, 2023	May 17, 2023 USD ($)	May 17, 2023 EUR (€)	Feb. 22, 2023	Dec. 31, 2022 USD ($)	Nov. 02, 2022 USD ($)	Nov. 02, 2022 EUR (€)
Debt Instrument [Line Items]
Debt issuance costs	$ (245)					$ (233)
Total Long-term debt and current related maturities	18,358					16,853
Less: Current maturities of long-term debt	1,796					1,730
Total Long-term debt	16,562					15,123
Fair value of hedging instruments | Fair value of hedging instruments
Debt Instrument [Line Items]
Fair value of hedging instruments	$ (166)					(287)
1.30% Euro notes due 2023
Debt Instrument [Line Items]
Various interest rates	1.30%				1.30%
Senior notes	$ 0					1,334
3.35% notes due 2023
Debt Instrument [Line Items]
Various interest rates	3.35%	3.35%
Senior notes	$ 0					300
0.00% Euro notes due 2024
Debt Instrument [Line Items]
Various interest rates	0.00%
Senior notes	$ 547					534
2.30% notes due 2024
Debt Instrument [Line Items]
Various interest rates	2.30%
Senior notes	$ 750					750
4.85% notes due 2024
Debt Instrument [Line Items]
Various interest rates	4.85%						4.85%	4.85%
Senior notes	$ 400					400	$ 400
1.35% notes due 2025
Debt Instrument [Line Items]
Various interest rates	1.35%
Senior notes	$ 1,250					1,250
2.50% notes due 2026
Debt Instrument [Line Items]
Various interest rates	2.50%
Senior notes	$ 1,500					1,500
1.10% notes due 2027
Debt Instrument [Line Items]
Various interest rates	1.10%
Senior notes	$ 1,000					1,000
3.500% Senior Notes due 2027
Debt Instrument [Line Items]
Various interest rates	3.50%		3.50%	3.50%
Senior notes	$ 711			€ 650		0
4.95% notes due 2028
Debt Instrument [Line Items]
Various interest rates	4.95%						4.95%	4.95%
Senior notes	$ 500					500	$ 500
2.25% Euro notes due 2028
Debt Instrument [Line Items]
Various interest rates	2.25%
Senior notes	$ 820					800
4.25% notes due 2029
Debt Instrument [Line Items]
Various interest rates	4.25%		4.25%	4.25%
Senior notes	$ 750		$ 750			0
2.70% notes due 2029
Debt Instrument [Line Items]
Various interest rates	2.70%
Senior notes	$ 750					750
1.95% notes due 2030
Debt Instrument [Line Items]
Various interest rates	1.95%
Senior notes	$ 1,000					1,000
1.75% notes due 2031
Debt Instrument [Line Items]
Various interest rates	1.75%
Senior notes	$ 1,500					1,500
0.75% Euro notes due 2032
Debt Instrument [Line Items]
Various interest rates	0.75%
Senior notes	$ 547					534
3.750% Senior Notes due 2032
Debt Instrument [Line Items]
Various interest rates	3.75%		3.75%	3.75%
Senior notes	$ 547			€ 500		0
5.00% notes due 2033
Debt Instrument [Line Items]
Various interest rates	5.00%						5.00%	5.00%
Senior notes	$ 1,100					1,100	$ 1,100
4.50% notes due 2034
Debt Instrument [Line Items]
Various interest rates	4.50%		4.50%	4.50%
Senior notes	$ 1,000		$ 1,000			0
4.125% Euro notes due 2034
Debt Instrument [Line Items]
Various interest rates	4.125%						4.125%	4.125%
Senior notes	$ 1,094					1,067		€ 1,000
5.70% notes due 2036
Debt Instrument [Line Items]
Various interest rates	5.70%
Senior notes	$ 441					441
5.70% notes due 2037
Debt Instrument [Line Items]
Various interest rates	5.70%
Senior notes	$ 462					462
5.375% notes due 2041
Debt Instrument [Line Items]
Various interest rates	5.375%
Senior notes	$ 417					417
3.812% notes due 2047
Debt Instrument [Line Items]
Various interest rates	3.812%
Senior notes	$ 442					445
2.80% notes due 2050
Debt Instrument [Line Items]
Various interest rates	2.80%
Senior notes	$ 750					750
Industrial development bond obligations, floating rate maturing at various dates through 2037
Debt Instrument [Line Items]
Industrial development bond obligations, floating rate maturing at various dates through 2037	$ 22					22
6.625% debentures due 2028
Debt Instrument [Line Items]
Various interest rates	6.625%
Debentures	$ 201					201
9.065% debentures due 2033
Debt Instrument [Line Items]
Various interest rates	9.065%
Debentures	$ 51					51
Other (including capitalized leases), 7.0% weighted average interest rate maturing at various dates through 2029
Debt Instrument [Line Items]
Debt, weighted average interest rate	7.00%
Other (including capitalized leases), 7.0% weighted average interest rate maturing at various dates through 2029	$ 217					$ 265